Legal proceedings	12 Months Ended
Dec. 31, 2024
Legal proceedings provision [abstract]
Legal proceedings

47. Legal proceedings
The Group is involved in significant legal and administrative proceedings, principally product liability, intellectual property, tax, anti-trust, consumer fraud and governmental investigations.
The most significant of these matters, other than tax matters, are described below. The Group makes provision for these
proceedings on a regular basis as summarised in Note 2,
‘Accounting principles and policies’ and Note 32, ‘Other
provisions’. Note 2 also describes when disclosure is made of proceedings for which there is no provision. Legal expenses
incurred and provisions related to legal claims are charged to selling, general and administration costs. The Group does not believe that information about the amount sought by plaintiffs, if that is known, would be meaningful with respect to those legal proceedings. This is due to a number of factors, including, but not limited to, the stage of proceedings, the entitlement of parties to appeal a decision and clarity as to theories of liability, damages and governing law.
At 31 December 2024, the Group’s aggregate provision for
legal and other disputes (not including tax matters described in
Note 14, ‘Taxation’) was £1,446 million. There can be no
assurance that any losses that result from the outcome of any legal proceedings will not materially exceed the amount of the provisions reported in the Group’s financial statements. If this were to happen, it could have a material adverse impact on the results of operations of the Group in the reporting period in which the judgements are incurred or the settlements entered into.
Intellectual property
Intellectual property claims include challenges to the validity and enforceability of the Group’s patents on various products or processes as well as assertions of non-infringement of those patents. A loss in such cases could result in loss of patent protection for the product at issue. The consequences of any such loss could be a significant decrease in sales of that
product and could materially affect future results of operations for the Group.
Coreg
In 2014, GSK initiated suit against Teva for inducing
infringement of its patent relating to the use of carvedilol
(Coreg) in decreasing mortality caused by congestive heart
failure. In June 2017, the case proceeded to a jury trial in the
US District Court for the District of Delaware. The jury returned a verdict in GSK’s favour, awarding GSK lost profits and
reasonable royalties for a total award of $235.51 million. On 29
March 2018, the trial judge ruled on post-trial motions filed by
Teva and found that substantial evidence at trial did not support the jury’s finding of induced infringement, overturning the jury award. GSK appealed, and on 2 October 2020, a divided panel
of the Court of Appeals for the Federal Circuit reversed the district court’s ruling and reinstated the jury award in GSK’s favour.
On 2 December 2020, Teva filed a petition for rehearing en
banc. The court granted Teva’s petition, but only for a rehearing by the three-member panel that issued the original decision. On
5 August 2021, the original panel issued its rehearing opinion where the majority again reinstated the jury’s damages award of $235.51 million in GSK’s favour.
Teva again filed a petition for rehearing en banc which was
rejected by the Court of Appeals for the Federal Circuit on 11
February 2022. On 11 July 2022, Teva filed a petition for writ of certiorari with the Supreme Court of the United States seeking to overturn the Federal Court decision. On 15 May 2023, the
US Supreme Court denied Teva’s request.  Certain issues
remain to be resolved at the District Court. On 12 December
2024, the trial judge ruled that further briefing is needed. The briefing is to be completed by 24 February 2025.
mRNA
On 25 April 2024, GSK filed a patent infringement suit against
Pfizer Inc. and BioNTech SE in the United States District Court
for the District of Delaware alleging infringement of five US
GSK patents by the COVID-19 vaccine, COMIRNATY®.  On 14
August 2024, GSK filed a First Amended Complaint asserting 3 additional GSK patents against Pfizer/BioNTech bringing the
total number of asserted patents to 8.  Pfizer/BioNTech filed an
Answer and Counterclaims to GSK’s First Amended Complaint
on 30 August 2024. Trial has yet to be scheduled.
On 12 October 2024, GSK filed two separate patent
infringement suits against Moderna, Inc. in the United States
District Court for the District of Delaware. The first suit alleges infringement of 7 GSK patents by the COVID-19 vaccine,
SPIKEVAX.  The second suit alleges infringement of 6 GSK
patents by the RSV vaccine, mRESVIA.
On 2 January 2025, Acuitas Therapeutics Inc. filed a
declaratory judgment complaint against GSK, seeking
judgment that COMIRNATY does not infringe five GSK patents.
Acuitas also seeks a ruling that the patents are invalid.
RSV
On 7 June 2022, Pfizer, Inc. filed suit in the London High Court challenging the validity and requesting revocation of three GSK
European patents relating to RSV vaccine technology.
Corresponding invalidity suits against additional patents were filed in the District Court of the Hague in the Netherlands in
January 2023 and in the Enterprise Court of Brussels in
Belgium in March 2023.  In each of those matters GSK
counterclaimed that Pfizer’s RSV vaccine infringes GSK’s
patents. On 2 August 2023, GSK filed a patent infringement suit against Pfizer in the United States District Court for the District
of Delaware alleging infringement of four US GSK patents by
Pfizer’s RSV vaccine, Abrysvo.  Additional patents have been added to the US litigation.  Pfizer counterclaimed in the US that all patents are invalid, and that Pfizer’s product does not
infringe. On 5 August 2024, GSK filed a patent infringement suit on a fourth European patent in the European Unified Patent
Court (“UPC”) at the Düsseldorf Local Division.  On 14 August
2024, Pfizer filed a patent revocation suit against that same
European patent in the UPC.
47. Legal proceedings continued
The trial in the UK action took place in June 2023.  On 7
October 2024, the London High Court ruled in Pfizer’s favour and invalidated two of GSK’s patents relating to RSV vaccine technology. The Court held a hearing on 13 December 2024 at
which GSK sought the Court’s permission to appeal its 7
October 2024 ruling. On 16 January 2025, the court issued a
decision refusing permission to appeal. GSK is seeking
permission to appeal from the Court of Appeal.  In the
Netherlands, two separate first-instance hearings were held
and the parties await a decision.  Trial dates have not been set in Belgium or the UPC. In the US, the Court has set a trial date of 3 August 2026. GSK is seeking monetary compensation from
Pfizer for Pfizer’s infringing sales of Abrysvo. GSK’s sales of
Arexvy are not at issue in these litigations.
Product liability
The Group is currently a defendant in a number of product
liability lawsuits.
Avandia
There are two pending US class actions (both filed in 2010) by third-party payers which assert claims under the Racketeer
Inﬂuenced and Corrupt Organizations Act (RICO) and state
consumer protection laws. In December 2019, the Third Circuit
Court of Appeals reversed the summary judgements granted in
favour of the Group and remanded the third-party payer cases back to district court. Discovery is complete, and class
certification and summary judgment briefing has been
completed. A hearing on certain Daubert motions relating to
experts was held on 1 February 2024. On 25 October 2024, the district court granted GSK’s motion to exclude Plaintiffs’ expert on causation, and excluded a portion of Plaintiffs’ damages
expert. The Court has scheduled a hearing on Plaintiffs’ motion for class certification for 12 March 2025, and a hearing on
GSK’s motion for summary judgment for 21 April 2025.
Zantac
The Group has been named in product liability lawsuits on
behalf of individuals asserting personal injury claims arising out of the use of Zantac. The federal cases are part of a
Multidistrict Litigation (MDL) proceeding pending in the United
States District Court for the Southern District of Florida. Cases
have also been filed in a number of state courts, the majority of which are in Delaware.
As announced on 9 October 2024 GSK reached agreements
with 10 plaintiff firms who together represent 93%
(approximately 80,000 claimants) of the Zantac state court
product liability cases pending against GSK in the United
States. Under these agreements, GSK will make an aggregate
payment of up to $2.2 billion to resolve all U.S. state court product liability cases handled by these plaintiff firms that meet agreed eligibility and participation criteria (the “State Courts
Settlement”). The participating plaintiff firms are unanimously recommending to their clients that they accept the terms of the
State Courts Settlement, which is expected to be fully
implemented by the end of H1 2025.
As of February 2025, the vast majority of the remaining state court cases have resolved or been dismissed, such that less
than 1% of the state court cases remain.  There are no cases with trial dates in 2025 and just two personal injury cases with trial dates in 2026, both of which are in Nevada.
On 9 October 2024, GSK also reached an agreement in
principle to pay a total of $70 million to resolve the Zantac qui tam complaint previously filed by Valisure. The agreement in principle is subject to final approval from the Department of
Justice.
GSK’s appeal of the Delaware Superior Court’s decision
allowing Plaintiffs to present expert evidence of general
causation on all ten cancer types to a jury remains pending.
Oral argument has been scheduled before the Delaware
Supreme Court on 16 April 2025. As previously disclosed,
approximately 14,000 product liability cases were dismissed
following the grant of defendants’ Daubert motions in
December 2022 in the Federal MDL proceeding. These are
now on appeal by the plaintiffs to the United States Court of
Appeals for the Eleventh Circuit, along with appeals in the
medical monitoring and consumer class action cases. GSK
remains confident in its position and will continue to vigorously defend against those appeals.
Outside the US, there are two proposed class actions pending against GSK in Ontario and Quebec, Canada along with a
class action in Israel.  The Ontario action is in the process of being discontinued, and the Quebec action remains dormant.
There are also approximately 120 individual actions that have been filed in Canada.
On 20 March 2020, the New Mexico Attorney General filed a
lawsuit against multiple defendants, including the Group,
alleging violations of state consumer protection and false
advertising statutes, among other claims. This case remains
pending. On 11 November 2020, the Mayor & City of Baltimore
filed an action against the Group alleging that Zantac
increased the risk of cancer and/or caused cancer in Baltimore patients, and that the Group failed to warn of or concealed
those risks. Fact and expert discovery is ongoing. The court has set a trial date of 28 September 2026.
On 4 February 2025, a putative securities class action lawsuit was filed in the US District Court for the Eastern District of
Pennsylvania against GSK and certain officers on behalf of
purchasers of GSK publicly traded securities during the period
5 February 2020 through 14 August 2022. The complaint
alleges that defendants made materially false and/or
misleading statements or omissions with regard to Zantac.
Zofran
The Group was a defendant in over 400 product liability cases involving Zofran pending in a Multidistrict Litigation (MDL)
proceeding in the District of Massachusetts. The cases alleged that children suffered birth defects due to their mothers’
ingestion of Zofran and/or generic ondansetron for pregnancy-
related nausea and vomiting. Plaintiffs asserted that the Group sold Zofran knowing it was unsafe for pregnant women, failed to warn of the risks and illegally marketed Zofran “off-label” for use by pregnant women.
On 1 June 2021, the MDL Court granted the Group’s motion for summary judgment on federal pre-emption grounds. The Court
found that the FDA was fully informed of all relevant safety information regarding Zofran and had repeatedly rejected any attempt to add a birth defect warning to the label. At that time, the Court granted judgment for the Group in all cases pending in the MDL (approximately 431 cases) and closed the MDL
proceeding. Plaintiffs appealed this decision and, on 9 January
2023, the United States Court of Appeals for the First Circuit
affirmed the district court’s decision in favour of the Group.
47. Legal proceedings continued
There remains one state court case and four proposed class
actions in Canada, which are not currently active and plaintiffs’
counsel are seeking to discontinue.
Sales and marketing and regulation
The Group’s marketing and promotion of its Pharmaceutical
and Vaccine products are the subject of certain governmental investigations and private lawsuits brought by litigants under various theories of law.
Flovent – Arizona Attorney General
On 6 February 2025, the Arizona Attorney General filed a
lawsuit alleging violation of the state consumer protection
statute. The lawsuit alleges that GSK engaged in deceptive and unfair practices with respect to Flovent.
GSK Korea – Proceedings under Fair Trade Laws
In August 2020, GSK Korea was indicted under Korea’s
Monopoly Regulation and Fair Trade laws in relation to
government tenders of HPV (Cervarix) and PCV (Synflorix)
vaccines in 2018 and 2019. The prosecutor alleged that GSK
Korea, through the actions of at least one of its employees, interfered with the tender process under the National
Immunisation Programme by using “straw bidders.”
A former GSK Korea employee was also charged in his
individual capacity by the prosecutor in relation to the same matter. Further, a number of wholesalers are co-defendants in the proceedings. On 1 February 2023, the court rendered a
guilty verdict in respect of all defendants. GSK Korea was fined
KRW70 million which is approximately £45,000. In July 2024,
the appellate court rendered a not-guilty verdict for all
defendants, overturning the lower court’s decision. The case is now before the Korea Supreme Court.
The Korea Fair Trade Commission (KFTC) also commenced
proceedings regarding the same matter. KFTC hearings took
place in July 2023 and GSK Korea was found in violation of
applicable fair trade law. The KFTC imposed a fine of
KRW351 million which is approximately £212,000.
US electronic health records subpoena
On 19 March 2023, the Group received a subpoena from the
United States Attorney’s Office for the Western District of
Virginia, which is working with the United States Department of
Justice Civil Division, seeking documents relating to the
Group’s electronic health record programmes.  The Group is
cooperating with this enquiry.
Senate HELP Enquiry
The Group received a letter dated 8 January 2024 from
majority members of the US Senate Health, Education, Labor
and Pensions (“HELP”) Committee initiating an investigation
into the pricing of inhalers for the treatment of asthma and
COPD. The letter is similar to letters received by a number of other pharmaceutical companies and requests information on
pricing, research in the treatment of respiratory diseases,
patenting and business practices. The Group is cooperating
with the enquiry.
Anti-trust/competition
Certain governmental actions and private lawsuits have been
brought against the Group alleging violation of competition or anti-trust laws.
Lamictal
Purported classes of direct purchasers filed suit in the US
District Court for the District of New Jersey alleging that the
Group and Teva Pharmaceuticals unlawfully conspired to delay generic competition for Lamictal, resulting in overcharges to the purchasers, by entering into an allegedly anti-competitive reverse payment settlement to resolve patent infringement
litigation. A separate count accuses the Group of monopolising the market.
On 13 December 2018, the trial judge granted plaintiffs’ class certification motion, certifying a class of direct purchasers. The
Group filed a Rule 23(f) motion in the Court of Appeals for the
Third Circuit, challenging the class certification decision. On 22
April 2020, the Court of Appeals vacated the lower court’s grant of class certification and remanded the issue back to the lower court for further analysis.
On 9 October 2020, the district court heard argument on
plaintiffs’ renewed motion for class certification after remand.
On 9 April 2021, the district court denied Plaintiffs’ motion for class certification of the putative direct purchaser class, leaving a potential class of brand-only purchasers. Plaintiffs moved to supplement their expert report and seek additional discovery to support the addition of certain generic purchasers. On 21
January 2022, the district court denied Plaintiffs’ motion to supplement their expert report and seek additional discovery and held that the issue of generic purchasers had already been decided and denied in the court’s ruling on decertification. The parties conducted briefing on class certification as to the
remaining brand-only purchasers, with plaintiffs also seeking to add a smaller category of purchasers.
On 1 February 2023, the district court denied Plaintiffs’ renewed class certification motion. A series of follow-on complaints have been filed in the US District Court for the Eastern District of
Pennsylvania by groups of alleged purchasers. The cases have been consolidated with the previously pending case in the
District of New Jersey. Discovery is ongoing.
47. Legal proceedings continued
Commercial and corporate
The Group is involved in certain contractual and/or commercial disputes.
Zejula Royalty Dispute
In October 2012, Tesaro, Inc. (now a wholly owned subsidiary of GSK) entered into two worldwide patent licence agreements with AstraZeneca UK Limited related to niraparib (later
approved as Zejula). In May 2021, AstraZeneca filed a lawsuit against Tesaro in the High Court, England and Wales alleging that Tesaro failed to pay some of the royalties due under the license agreements. Tesaro has counterclaimed based on a
calculated overpayment.
Trial was held in the week of 6 March 2023 and judgment was
entered against the Group on 5 April 2023, ruling that all current uses of Zejula generate royalty-bearing sales under the
wording of the two licence agreements. On 12 June 2023, the
Court of Appeal of England and Wales granted the Group’s
request for permission to appeal the 5 April 2023 judgment.
The appeal was heard on 17 January 2024 and on 9 February
2024 the Court of Appeal ruled in the Group’s favour,
overturning the trial court’s judgment and determining that only
Zejula sales for uses falling within the licensed patents could be deemed royalty-bearing. AstraZeneca requested permission
to appeal and on 28 May 2024, the UK Supreme Court rejected
AstraZeneca’s request. The appropriate quantum of royalties
following the Court of Appeal’s judgement may be the subject of further proceedings.